Segment reporting - Operating Segments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Gross premiums written	$ 126,403	$ 162,277	$ 45,425	$ 98,215	$ 96,020	$ 27,895	$ 41,651	$ 28,178	$ 92,650	$ 0	$ 359,498	$ 239,660	$ 401,937	$ 190,374	$ 0
Gross premiums ceded	(150)	0	0	0	(9,975)	0	0	0	0	0	(150)	(9,975)	(9,975)	0	0
Net premiums written	126,253	162,277	45,425	98,215	86,045	27,895	41,651	28,178	92,650	0	359,348	229,685	391,962	190,374	0
Change in net unearned premium reserves	(17,305)	(103,767)	20,904	(35,928)	(52,504)	5,590	(7,333)	(13,337)	(78,813)	0	(98,388)	(67,528)	(171,295)	(93,893)	0
Net premiums earned	108,948	58,510	66,329	62,287	33,541	33,485	34,318	14,841	13,837	0	260,960	162,157	220,667	96,481	0
Net investment income	1,552		54,617			72,511	47,686	(17,623)	33,848	0	92,072	168,804	253,203	136,422	0
Total revenues	110,500		120,946			105,996	82,004	(2,782)	47,685	0	353,032	330,961	473,870	232,903	0
Loss and loss adjustment expenses incurred, net	60,115	36,133	39,349	45,692	18,638	26,626	24,709	16,686	12,285	0	150,783	103,679	139,812	80,306	0
Acquisition costs, net	38,317	18,833	21,117	14,921	13,073	10,898	10,856	2,138	712	0	93,331	49,111	67,944	24,604	0
General and administrative expenses	10,124	8,965	9,846	7,217	7,008	7,155	6,440	9,621	4,160	1,130	29,698	24,071	33,036	27,376	1,130
Total expenses	108,556		70,312								273,812	176,861
Total expenses	111,538		71,558			44,679	42,005	28,445	17,157	1,130	278,601	179,536	240,792	132,286	1,130
Other expenses	(2,982)		(1,246)								(4,789)	(2,675)
Income tax expense	(1,542)		0								(3,917)	0
Income (loss) including non-controlling interests	(2,580)	81,653	49,388	26,524	75,513	61,317	39,999	(31,227)	30,528	(1,130)	70,514	151,425	233,078	100,617	(1,130)
Income attributable to non-controlling interests	(3,417)	(1,565)	(2,818)	(301)	(1,083)	(607)	(423)	120	(306)	0	(5,440)	(4,202)	(5,767)	(1,216)	0
Net income (loss)	(5,997)	80,088	46,570	26,223	74,430	60,710	39,576	(31,107)	30,222	(1,130)	65,074	147,223	227,311	99,401	(1,130)
Gross premiums as percentage of total gross premiums	100.00%		100.00%								100.00%	100.00%	100.00%	100.00%
Prospective Reinsurance Contract [Member]
Segment Reporting Information [Line Items]
Gross premiums written	126,403		27,981								356,822	199,916	362,151	190,374
Gross premiums as percentage of total gross premiums	100.00%		61.60%								99.30%	83.40%	90.10%	100.00%
Retroactive Reinsurance Contract [Member]
Segment Reporting Information [Line Items]
Gross premiums written	0		17,444								2,676	39,744	39,786	0
Gross premiums as percentage of total gross premiums	0.00%		38.40%								0.70%	16.60%	9.90%	0.00%
Corporate
Segment Reporting Information [Line Items]
Gross premiums written	0		0								0	0	0	0
Gross premiums ceded	0		0								0	0	0	0
Net premiums written	0		0								0	0	0	0
Change in net unearned premium reserves	0		0								0	0	0	0
Net premiums earned	0		0								0	0	0	0
Net investment income	808		45,456								77,671	150,466	248,782	136,422
Total revenues													248,782	136,422
Loss and loss adjustment expenses incurred, net	0		0								0	0	0	0
Acquisition costs, net	0		0								0	0	0	0
General and administrative expenses	3,920		2,158								10,518	5,085	7,346	5,552
Total expenses	3,920		2,158								10,518	5,085
Total expenses													7,346	5,552
Other expenses	0		0								0	0
Income tax expense	(1,542)										(3,917)
Income (loss) including non-controlling interests	(4,654)		43,298								63,236	145,381	241,436	130,870
Income attributable to non-controlling interests	(92)		(386)								(1,586)	(1,175)	(1,721)	(1,216)
Net income (loss)	(4,746)		42,912								61,650	144,206	239,715	129,654
Property and Casualty Reinsurance
Segment Reporting Information [Line Items]
Gross premiums written	124,931		43,714								347,495	231,229	393,588	190,374
Gross premiums as percentage of total gross premiums	98.80%		96.20%								96.70%	96.50%	97.90%	100.00%
Property and Casualty Reinsurance | Operating Segments
Segment Reporting Information [Line Items]
Gross premiums written	124,931		43,714								347,495	231,229	393,588	190,374
Gross premiums ceded	(150)		0								(150)	(9,975)	(9,975)	0
Net premiums written	124,781		43,714								347,345	221,254	383,613	190,374
Change in net unearned premium reserves	(23,294)		18,051								(96,069)	(65,408)	(171,006)	(93,893)
Net premiums earned	101,487		61,765								251,276	155,846	212,607	96,481
Net investment income	(137)		7,072								13,458	15,128	0	0
Total revenues													212,607	96,481
Loss and loss adjustment expenses incurred, net	60,121		39,349								150,789	103,291	139,616	80,306
Acquisition costs, net	37,571		20,541								92,477	48,353	66,981	24,604
General and administrative expenses	5,556		6,739								17,020	16,265	21,838	20,290
Total expenses	103,248		66,629								260,286	167,909
Total expenses													228,435	125,200
Underwriting loss	(1,761)		(4,864)								(9,010)	(12,063)	(15,828)	(28,719)
Other expenses	(2,982)		(1,246)								(4,789)	(2,675)
Income tax expense	0										0
Income (loss) including non-controlling interests	(4,880)		962								(341)	390
Income attributable to non-controlling interests	0		0								0	0
Net income (loss)	(4,880)		962								(341)	390	(15,828)	(28,719)
Loss ratio	59.20%		63.70%								60.00%	66.30%	65.70%	83.20%
Acquisition cost ratio	37.00%		33.30%								36.80%	31.00%	31.50%	25.50%
Composite Ratio	96.20%		97.00%								96.80%	97.30%
General and administrative expense ratio	5.50%		10.90%								6.80%	10.40%	10.30%	21.00%
Combined ratio	101.70%		107.90%								103.60%	107.70%	107.50%	129.70%
Catastrophe Risk Management
Segment Reporting Information [Line Items]
Gross premiums written	1,472		1,711								12,003	8,431	8,349	0
Gross premiums as percentage of total gross premiums	1.20%		3.80%								3.30%	3.50%	2.10%	0.00%
Catastrophe Risk Management | Operating Segments
Segment Reporting Information [Line Items]
Gross premiums written	1,472		1,711								12,003	8,431	8,349	0
Gross premiums ceded	0		0								0	0	0	0
Net premiums written	1,472		1,711								12,003	8,431	8,349	0
Change in net unearned premium reserves	5,989		2,853								(2,319)	(2,120)	(289)	0
Net premiums earned	7,461		4,564								9,684	6,311	8,060	0
Net investment income	881		2,089								943	3,210	4,421	0
Total revenues													12,481	0
Loss and loss adjustment expenses incurred, net	(6)		0								(6)	388	196	0
Acquisition costs, net	746		576								854	758	963	0
General and administrative expenses	648		949								2,160	2,721	3,852	1,534
Total expenses	1,388		1,525								3,008	3,867
Total expenses													5,011	1,534
Other expenses	0		0								0	0
Income tax expense	0										0
Income (loss) including non-controlling interests	6,954		5,128								7,619	5,654	7,470	(1,534)
Income attributable to non-controlling interests	(3,325)		(2,432)								(3,854)	(3,027)	(4,046)	0
Net income (loss)	3,629		2,696								3,765	2,627	3,424	(1,534)
Property | Property and Casualty Reinsurance
Segment Reporting Information [Line Items]
Gross premiums written	(2,810)		(1,603)								78,577	26,635	67,612	103,174
Gross premiums as percentage of total gross premiums	(2.20%)		(3.50%)								21.90%	11.10%	16.80%	54.20%
Casualty | Property and Casualty Reinsurance
Segment Reporting Information [Line Items]
Gross premiums written	128,469		9,426								244,235	111,021	210,017	44,700
Gross premiums as percentage of total gross premiums	101.60%		20.70%								67.90%	46.40%	52.20%	23.50%
Specialty | Property and Casualty Reinsurance
Segment Reporting Information [Line Items]
Gross premiums written	$ (728)		$ 35,891								$ 24,683	$ 93,573	$ 115,959	$ 42,500
Gross premiums as percentage of total gross premiums	(0.60%)		79.00%								6.90%	39.00%	28.90%	22.30%